                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10609
                                                      ---------

                               Small Cap Portfolio
                               -------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                                 March 31, 2004
                                 --------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP PORTFOLIO as of March 31, 2004

PORTFOLIO OF INVESTMENTS (unaudited)

COMMON STOCKS -- 97.5%

SECURITY                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------
ADVERTISING -- 1.9%

Grey Global Group, Inc.                                                   470   $      324,300
----------------------------------------------------------------------------------------------
                                                                                $      324,300
----------------------------------------------------------------------------------------------

ADVERTISING AND MARKETING SERVICES -- 1.5%

ADVO, Inc.                                                              8,400   $      270,648
----------------------------------------------------------------------------------------------
                                                                                $      270,648
----------------------------------------------------------------------------------------------

AIR FREIGHT -- 2.5%

Forward Air Corp.(1)                                                   13,550   $      445,388
----------------------------------------------------------------------------------------------
                                                                                $      445,388
----------------------------------------------------------------------------------------------

AIRLINES 1.9%

SkyWest, Inc.                                                          17,000   $      327,080
----------------------------------------------------------------------------------------------
                                                                                $      327,080
----------------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 9.2%

ANSYS, Inc.(1)                                                          6,600   $      262,284
Fair Isaac Corp.                                                        8,662          312,525
Jack Henry & Associates, Inc.                                          18,600          358,236
Kronos, Inc.(1)                                                         5,350          174,035
National Instruments Corp.                                             10,150          319,319
The Reynolds and Reynolds Co., Class A                                  6,700          190,347
----------------------------------------------------------------------------------------------
                                                                                $    1,616,746
----------------------------------------------------------------------------------------------

BANKS -- 10.6%

Boston Private Financial Holdings, Inc.                                12,900   $      361,200
Capital City Bank Group, Inc.                                           8,150          336,188
Provident Bankshares Corp.                                              5,603          175,822
Seacoast Banking Corp. of Florida                                      18,920          391,644
Texas Regional Bancshares, Class A                                      7,782          331,124
UCBH Holdings, Inc.                                                     6,700          268,268
----------------------------------------------------------------------------------------------
                                                                                $    1,864,246
----------------------------------------------------------------------------------------------

BROADCAST MEDIA -- 1.6%

Cox Radio, Inc., Class A(1)                                            13,000   $      276,900
----------------------------------------------------------------------------------------------
                                                                                $      276,900
----------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.0%

Elkcorp                                                                 6,300   $      170,667
----------------------------------------------------------------------------------------------
                                                                                $      170,667
----------------------------------------------------------------------------------------------

CONSTRUCTION - CEMENT -- 2.5%

Florida Rock Industries, Inc.                                          10,500   $      442,575
----------------------------------------------------------------------------------------------
                                                                                $      442,575
----------------------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.2%

Financial Federal Corp.(1)                                             11,800   $      394,474
----------------------------------------------------------------------------------------------
                                                                                $      394,474
----------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.2%

AptarGroup, Inc.                                                        5,600   $      215,040
----------------------------------------------------------------------------------------------
                                                                                $      215,040
----------------------------------------------------------------------------------------------

DISTRIBUTION/WHOLESALE -- 1.1%

Scansource Inc.(1)                                                      4,000   $      191,760
----------------------------------------------------------------------------------------------
                                                                                $      191,760
----------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.7%

Affiliated Managers Group, Inc.(1)                                      8,550   $      466,659
----------------------------------------------------------------------------------------------
                                                                                $      466,659
----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%

ALLETE, Inc.                                                           10,300   $      361,427
----------------------------------------------------------------------------------------------
                                                                                $      361,427
----------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.0%

Brady Corp., Class A                                                    4,700   $      178,976
Genlyte Group Inc., (The)(1)                                            3,200          179,328
----------------------------------------------------------------------------------------------
                                                                                $      358,304
----------------------------------------------------------------------------------------------

ENGINEERING & CONTRUCTION -- 2.3%

Jacobs Engineering Group, Inc.(1)                                       9,100   $      405,860
----------------------------------------------------------------------------------------------
                                                                                $      405,860
----------------------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 1.9%

Performance Food Group Co.(1)                                           9,500   $      326,325
----------------------------------------------------------------------------------------------
                                                                                $      326,325
----------------------------------------------------------------------------------------------

GAS UTILITIES -- 1.0%

Piedmont Natural Gas Co., Inc.                                          4,100   $      173,102
----------------------------------------------------------------------------------------------
                                                                                $      173,102
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------
HEALTH CARE - EQUIPMENT -- 3.6%

Diagnostic Products Corp.                                               6,000   $      259,800
Young Innovations, Inc.                                                10,700          375,463
----------------------------------------------------------------------------------------------
                                                                                $      635,263
----------------------------------------------------------------------------------------------

HEALTH CARE - SUPPLIES -- 2.1%

ICU Medical, Inc.(1)                                                   12,250   $      372,033
----------------------------------------------------------------------------------------------
                                                                                $      372,033
----------------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.6%

CorVel Corp.(1)                                                         8,000   $      289,600
First Health Group Corp.(1)                                            11,900          260,134
Renal Care Group, Inc.(1)                                               5,600          256,256
----------------------------------------------------------------------------------------------
                                                                                $      805,990
----------------------------------------------------------------------------------------------

HOME FURNISHINGS -- 0.7%

La-Z-Boy, Inc.                                                          6,000   $      130,560
----------------------------------------------------------------------------------------------
                                                                                $      130,560
----------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.1%

Church & Dwight Co., Inc.                                               4,300   $      186,233
----------------------------------------------------------------------------------------------
                                                                                $      186,233
----------------------------------------------------------------------------------------------

HOUSEWARES -- 2.5%

Matthews International Corp.                                           13,400   $      444,880
----------------------------------------------------------------------------------------------
                                                                                $      444,880
----------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 1.5%

Carlisle Companies, Inc.                                                4,600   $      260,590
----------------------------------------------------------------------------------------------
                                                                                $      260,590
----------------------------------------------------------------------------------------------

INSURANCE - PROPERTY AND CASUALTY -- 2.8%

Midland Co.                                                            12,500   $      311,875
Triad Guaranty, Inc.(1)                                                 3,400          179,350
----------------------------------------------------------------------------------------------
                                                                                $      491,225
----------------------------------------------------------------------------------------------

INSURANCE BROKERS -- 0.7%

Arthur J. Gallagher & Co.                                               3,600   $      117,252
----------------------------------------------------------------------------------------------
                                                                                $      117,252
----------------------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 4.7%

FactSet Research Systems, Inc.                                         10,000   $      425,600
Manhattan Associates, Inc.(1)                                          14,500          403,100
----------------------------------------------------------------------------------------------
                                                                                $      828,700
----------------------------------------------------------------------------------------------

LEISURE - PRODUCTS -- 0.8%

Polaris Industries, Inc.                                                3,000   $      136,320
----------------------------------------------------------------------------------------------
                                                                                $      136,320
----------------------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 1.3%

Graco, Inc.                                                             8,025   $      233,608
----------------------------------------------------------------------------------------------
                                                                                $      233,608
----------------------------------------------------------------------------------------------

MEDICAL SERVICES/SUPPLIES -- 1.0%

Mentor Corp.                                                            6,000   $      180,600
----------------------------------------------------------------------------------------------
                                                                                $      180,600
----------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.0%

Simpson Manufacturing Co., Inc.                                         3,600   $      176,220
----------------------------------------------------------------------------------------------
                                                                                $      176,220
----------------------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.6%

Energen Corp.                                                           7,000   $      288,750
----------------------------------------------------------------------------------------------
                                                                                $      288,750
----------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.8%

CARBO Ceramics, Inc.                                                    2,100   $      132,195
----------------------------------------------------------------------------------------------
                                                                                $      132,195
----------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.1%

Newfield Exploration Co.(1)                                             7,500   $      359,475
----------------------------------------------------------------------------------------------
                                                                                $      359,475
----------------------------------------------------------------------------------------------

PACKAGED FOODS -- 0.5%

Tootsie Roll Industries, Inc.                                           2,428   $       88,757
----------------------------------------------------------------------------------------------
                                                                                $       88,757
----------------------------------------------------------------------------------------------

PUBLISHING -- 0.9%

Lee Enterprises, Inc.                                                   3,600   $      162,648
----------------------------------------------------------------------------------------------
                                                                                $      162,648
----------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                           SHARES           VALUE
----------------------------------------------------------------------------------------------
RESTAURANTS -- 1.7%

Sonic Corp.(1)                                                          8,850   $      303,378
----------------------------------------------------------------------------------------------
                                                                                $      303,378
----------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 1.1%

Kenneth Cole Productions, Inc.                                          5,400   $      184,140
----------------------------------------------------------------------------------------------
                                                                                $      184,140
----------------------------------------------------------------------------------------------

RETAIL - FOOD -- 2.1%

Casey's General Stores, Inc.                                           11,300   $      187,580
Ruddick Corp.                                                           9,200          186,208
----------------------------------------------------------------------------------------------
                                                                                $      373,788
----------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 1.0%

Power Integrations, Inc.(1)                                             5,800   $      170,114
----------------------------------------------------------------------------------------------
                                                                                $      170,114
----------------------------------------------------------------------------------------------

SERVICES - DIVERSIFIED COMMERCIAL -- 3.0%

ABM Industries, Inc.                                                   19,260   $      345,717
G & K Services, Inc.                                                    4,900          182,378
----------------------------------------------------------------------------------------------
                                                                                $      528,095
----------------------------------------------------------------------------------------------

SPECIALTY STORE -- 2.6%

Aaron Rents, Inc.                                                      13,500   $      336,015
Claire's Stores, Inc.                                                   6,000          125,040
----------------------------------------------------------------------------------------------
                                                                                $      461,055
----------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 2.5%

Landauer, Inc.                                                         10,500   $      441,000
----------------------------------------------------------------------------------------------
                                                                                $      441,000
----------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
    (IDENTIFIED COST $13,223,515)                                               $   17,124,370
----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 97.5%
    (IDENTIFIED COST $13,223,515)                                               $   17,124,370
----------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.5%                                          $      432,733
----------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                            $   17,557,103
----------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                        See notes to financial statements

SMALL-CAP PORTFOLIO as of March 31, 2004

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2004

ASSETS

Investments, at value (identified cost, $13,223,515)                     $   17,124,370
Cash                                                                            430,454
Interest and dividends receivable                                                16,610
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $   17,571,434
---------------------------------------------------------------------------------------

LIABILITIES

Accrued expenses                                                         $       14,331
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       14,331
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $   17,557,103
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $   13,656,248
Net unrealized appreciation (computed on the basis of identified cost)        3,900,855
---------------------------------------------------------------------------------------
TOTAL                                                                    $   17,557,103
---------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2004

INVESTMENT INCOME

Dividends                                                                $       86,533
Interest                                                                            568
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $       87,101
---------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $       79,924
Trustees' fees and expenses                                                          88
Legal and accounting services                                                    15,775
Custodian fee                                                                    10,873
Miscellaneous                                                                       250
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      106,910
---------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $      (19,809)
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
    Investment transactions (identified cost basis)                      $      533,505
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $      533,505
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                  $    1,510,722
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    1,510,722
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    2,044,227
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    2,024,418
---------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
INCREASE (DECREASE)                                          MARCH 31, 2004     YEAR ENDED
IN NET ASSETS                                                (UNAUDITED)        SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------
From operations --
    Net investment income (loss)                               $      (19,809)       $       3,848
    Net realized gain (loss)                                          533,505             (891,851)
    Net change in unrealized
        appreciation (depreciation)                                 1,510,722            3,980,807
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $    2,024,418        $   3,092,804
--------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                              $    4,479,535        $   8,156,160
    Withdrawals                                                    (3,408,992)         (10,552,319)
--------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                                       $    1,070,543        $  (2,396,159)
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                     $    3,094,961        $     696,645
--------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                         $   14,462,142        $  13,765,497
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $   17,557,103        $  14,462,142
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                              SIX MONTHS ENDED       YEAR ENDED SEPTEMBER 30,
                                                              MARCH 31, 2004         ------------------------
                                                              (UNAUDITED)               2003       2002(1)
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
    Net expenses                                                          1.34%(2)         1.05%        0.92%(2)
    Net expenses after custodian fee reduction                            1.34%(2)         1.05%        0.90%(2)
    Net investment income (loss)                                         (0.25)%(2)        0.03%        0.23%(2)
Portfolio Turnover                                                          15%              54%          17%
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             13.93%           24.24%      (22.75)%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)                           $   17,557       $   14,462   $   13,765
------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a
    reduction of the investment adviser fee. Had such actions
    not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
    Expenses                                                                               1.33%        1.65%(2)
    Expenses after custodian fee reduction                                                 1.33%        1.63%(2)
    Net investment loss                                                                   (0.25)%      (0.50)%(2)
------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.
(2)  Annualized.

                        See notes to financial statements

SMALL-CAP PORTFOLIO as of March 31, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations within the range of companies comprising the Russell 2000 Index, (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2004, the Eaton Vance-Atlanta Capital Small-Cap Fund held an approximate 84.9% interest in the Portfolio. In addition, one other investor owned a greater than 10% interest in the Portfolio (14.4% at March 31, 2004). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to March 31, 2004 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended March 31, 2004, the adviser fee amounted to $79,924. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $3,263,631 and $2,357,363, respectively, for the six months ended March 31, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                 $   13,223,515
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                  $    3,985,285
   Gross unrealized depreciation                                         (84,430)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                    $    3,900,855
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2004.

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

INVESTMENT MANAGEMENT

EATON VANCE-ATLANTA CAPITAL SMALL-CAP FUND

                      OFFICERS
                      Thomas E. Faust Jr.
                      President

                      Gregory L. Coleman
                      Vice President

                      James A. Womack
                      Vice President

                      James L. O'Connor
                      Treasurer

                      Alan R. Dynner
                      Secretary

                      TRUSTEES
                      James B. Hawkes

                      Samuel L. Hayes, III

                      William H. Park

                      Ronald A. Pearlman

                      Norton H. Reamer

                      Lynn A. Stout

SMALL-CAP PORTFOLIO

                      OFFICERS
                      James B. Hawkes
                      President and Trustee

                      Thomas E. Faust Jr.
                      Vice President

                      William R. Hackney, III
                      Vice President

                      Paul J. Marshall
                      Vice President

                      Charles B. Reed
                      Vice President

                      Kristin S. Anagnost
                      Treasurer

                      Alan R. Dynner
                      Secretary

                      TRUSTEES
                      Samuel L. Hayes, III

                      William H. Park

                      Ronald A. Pearlman

                      Norton H. Reamer

                      Lynn A. Stout

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL CAP PORTFOLIO


By:   /s/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: May 20, 2004
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Kristin S. Anagnost
      -----------------------
      Kristin S. Anagnost
      Treasurer


Date: May 20, 2004
      ------------


By:   /s/ James B. Hawkes
      -------------------
      James B. Hawkes
      President


Date: May 20, 2004
      ------------